Capital Stock and Long-term Retention Plan - Weighted-average assumptions (Details) - LTRP - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assumptions:
Dividend yield	4.80%	3.21%	2.50%
Expected volatility	43.91%	42.83%	45.51%
Risk-free interest rate	7.95%	9.57%	9.05%
Expected average life of awards	3 years	3 years	3 years
CPOs
Arrangements:
Number of CPOs or CPOs equivalent granted (in units)	106,458	52,539	11,600
Contractual life	3 years	3 years	3 years